Non-current and current Borrowings - Summary of Detailed Information About Borrowings (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Mar. 18, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings		$ 1,540.9		$ 1,422.4
Non-current borrowings	[1]	1,540.9		2,065.7
Current portion of non-current financial borrowings		10.7		0.5
Current borrowings		10.7		0.5
Total borrowings		$ 1,551.6	$ 17.5	2,066.2
OPCO Notes [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings				425.0
Holdco Notes [Member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial borrowings				$ 218.3

[1]	The notes are an integral part of these consolidated financial statements.